Note 5 - Fair Value of Financial Instruments - Investment Securities With Unrealized Losses (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018
Fair market value, less than 12 months	$ 47,928,537	$ 61,731,248
Gross unrealized losses, less than 12 months	(580,584)	(1,003,849)
Fair market value, 12 months or greater	22,873,364	9,072,719
Gross unrealized losses, 12 months or greater	(740,192)	(245,511)
Total fair market value	70,801,901	70,803,967
Total gross unrealized losses	(1,320,776)	(1,249,360)
Corporate Bond Securities [Member]
Fair market value, less than 12 months	47,928,537	61,731,248
Gross unrealized losses, less than 12 months	(580,584)	(1,003,849)
Fair market value, 12 months or greater	22,873,364	9,072,719
Gross unrealized losses, 12 months or greater	(740,192)	(245,511)
Total fair market value	70,801,901	70,803,967
Total gross unrealized losses	$ (1,320,776)	$ (1,249,360)